Employee Benefits Obligations - Schedule of Net Defined Benefit Asset (Details) - Plan assets [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Defined Benefit Asset [Line Items]
Cash and cash equivalents
Investment property
Fixed assets
Other assets
Total